Other Information - Components of managing director compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Information [Abstract]
Short-term benefits	€ 970	€ 693	€ 481
Other employment benefits	0	0	25
Share-based payments	5,120	1,522	884
Total compensation	€ 6,090	€ 2,215	€ 1,390